Nature of operations (Details Narrative) - $ / shares $ / shares in Millions		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021
Nature Of Operations Details Narrative [Abstract]
County or state of incorporation		British Columbia
Date of incorporation		Jun. 21, 2019
Number of members	1.9